Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				12 Months Ended
	Jun. 14, 2017	Jun. 01, 2017	Oct. 11, 2016	Jul. 03, 2014	May 17, 2017	Jan. 31, 2015	Jul. 03, 2014	May 18, 2014	Dec. 31, 2018	Sep. 29, 2016
Statement Line Items [Line Items]
Raising capital total amount								$ 1,500
Issued and paid up capital, description						The Company completed several rounds of fund raising, in which the Company issued to investors and related parties of the Company a total of 14,974,798 Ordinary Shares, and 6,406,273 non-tradable warrants, which are exercisable into 6,406,273 Ordinary Shares, according to the exercise terms determined.		The Company will allocate to Offerees 6,931,303 Ordinary Shares, which constituted, after their allocation, and after the allocation of the Capital Raising shares, holdings at a rate of approximately 37.38% of the issued and paid up share capital of the Company and 4,322,329 non-tradable warrants that are exercisable into 4,322,329 Ordinary Shares, at an exercise price of $ 0.25 per share, provided that the Group meets the milestones set forth in the Agreement.
Consideration (gross) received as a result of aforesaid fund raising amount						$ 15,674
Consideration (net) received as a result of aforesaid fund raising amount						14,555
Net issuance consideration, total						377
Attributed to ordinary shares						12,988
Attributed to warrants						$ 1,188
Treasury Shares [Member]
Statement Line Items [Line Items]
Ordinary shares issued									527,032
Constituted issued and paid up share capital percentage									0.44%
Ordinary Shares [Member] | Public Offering [Member]
Statement Line Items [Line Items]
Ordinary shares issued			1,376,375							9,250,000
Gross proceeds from offering			$ 13,800
Consideration received, net			$ 12,328
Ordinary Shares [Member] | Private Placement [Member]
Statement Line Items [Line Items]
Ordinary shares issued	4,078,759	4,044,050			3,430,000
Exercise price	$ 1.17	$ 1.17			$ 1.17
Consideration received, net	$ 4,800	$ 4,700			$ 4,000				$ 12,420
Investor [Member]
Statement Line Items [Line Items]
Consideration amount				$ 750
Allocated ordinary shares				2,967,938
Related parties [member]
Statement Line Items [Line Items]
Consideration amount							$ 344
Allocated ordinary shares							1,375,794
Investor One [Member]
Statement Line Items [Line Items]
Consideration amount							$ 398
Allocated ordinary shares							1,592,143